[Missing Graphic Reference]	William J. Evers Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 973 802-3716 william.evers@prudential.com

April 30, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectuses and Statements of Additional Information Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-162673	333-162678
333-162680	333-162676
333-130989	333-131035
333-144639	333-170468
333-170466	333-184892
333-184887	333-184889
333-184888	333-184891
333-184890	333-184542
333-184541	333-192702

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectuses and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements,  the form of Prospectuses and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/William J. Evers
William  J. Evers
Vice President,
Corporate Counsel